Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net
Schedule of analysis of changes in property, plant and equipment

															Construction
	Buildings		Technical		Satellite		Furniture		Transportation		Computer		Leasehold		and Projects
	and Land		Equipment		Transponders		and Fixtures		Equipment		Equipment		Improvements		in Progress (1)		Total
Cost:
January 1, 2019	Ps.	14,635,604	Ps.	133,171,187	Ps.	10,301,713	Ps.	1,203,942	Ps.	3,085,762	Ps.	8,848,455	Ps.	3,215,239	Ps.	11,683,180	Ps.	186,145,082
Additions		25,132		11,152,691		—		55,434		74,684		199,749		37,213		7,563,381		19,108,284
Dismantling cost		—		797,176		—		—		—		—		—		—		797,176
Retirements and reclassifications to other accounts		(266,687)		(2,332,091)		—		(163,756)		(199,494)		(965,029)		(36,943)		(1,967,705)		(5,931,705)
Transfers to right-of-use asset		—		(1,896,682)		(4,275,619)		—		—		—		—		—		(6,172,301)
Transfers to intangibles assets		—		—		—		—		—		—		—		(1,487,056)		(1,487,056)
Transfers and reclassifications		94,791		1,188,429		—		64,380		39,724		470,161		220,219		(2,077,704)		—
Effect of translation		20,366		(114,068)		—		(1,255)		(354)		(5,071)		(1,354)		272		(101,464)
December 31, 2019		14,509,206		141,966,642		6,026,094		1,158,745		3,000,322		8,548,265		3,434,374		13,714,368		192,358,016
Additions		6,252		12,384,030		—		24,562		75,219		253,783		19,283		7,368,609		20,131,738
Dismantling cost		—		71,241		—		—		—		—		—		—		71,241
Retirements and reclassifications to other accounts		(53,559)		(547,789)		—		(2,426)		(45,726)		(72,113)		(627)		(2,575,544)		(3,297,784)
Transfers to intangibles assets		—		(2,725)		—		—		—		—		—		(1,042,340)		(1,045,065)
Transfers and reclassifications		415,289		3,381,566		—		82,855		92,370		467,754		152,591		(4,592,425)		—
Effect of translation		9,724		9,223		—		64		47		693		15		1,002		20,768
December 31, 2020	Ps.	14,886,912	Ps.	157,262,188	Ps.	6,026,094	Ps.	1,263,800	Ps.	3,122,232	Ps.	9,198,382	Ps.	3,605,636	Ps.	12,873,670	Ps.	208,238,914

Depreciation:
January 1, 2019	Ps.	(4,939,196)	Ps.	(78,108,278)	Ps.	(5,187,749)	Ps.	(648,264)	Ps.	(1,650,668)	Ps.	(6,192,249)	Ps.	(2,076,148)	Ps.	—	Ps.	(98,802,552)
Depreciation of the year		(239,066)		(15,272,635)		(282,414)		(114,382)		(309,376)		(956,985)		(262,942)		—		(17,437,800)
Retirements		102,538		2,955,945		—		157,477		153,235		941,061		27,925		—		4,338,181
Transfers to right-of-use assets		—		987,924		1,781,508		—		—		—		—		—		2,769,432
Reclassifications		—		27,103		—		—		1,481		(28,584)		—		—		—
Effect of translation		3,648		92,902		—		1,210		324		4,534		1,337		—		103,955
December 31, 2019		(5,072,076)		(89,317,039)		(3,688,655)		(603,959)		(1,805,004)		(6,232,223)		(2,309,828)		—		(109,028,784)
Depreciation of the year		(268,684)		(15,545,278)		(282,414)		(116,651)		(267,356)		(945,389)		(263,731)		—		(17,689,503)
Retirements		37,704		1,622,089		—		2,208		41,131		71,752		35		—		1,774,919
Reclassifications(1)		—		—		—		—		—		—		—		—		—
Effect of translation		(4,703)		(8,642)		—		(69)		(37)		(452)		(16)		—		(13,919)
December 31, 2020	Ps.	(5,307,759)	Ps.	(103,248,870)	Ps.	(3,971,069)	Ps.	(718,471)	Ps.	(2,031,266)	Ps.	(7,106,312)	Ps.	(2,573,540)	Ps.	—	Ps.	(124,957,287)

Carrying value:
At January 1, 2019	Ps.	9,696,408	Ps.	55,062,909	Ps.	5,113,964	Ps.	555,678	Ps.	1,435,094	Ps.	2,656,206	Ps.	1,139,091	Ps.	11,683,180	Ps.	87,342,530
At December 31, 2019	Ps.	9,437,130	Ps.	52,649,603	Ps.	2,337,439	Ps.	554,786	Ps.	1,195,318	Ps.	2,316,042	Ps.	1,124,546	Ps.	13,714,368	Ps.	83,329,232
At December 31, 2020	Ps.	9,579,153	Ps.	54,013,318	Ps.	2,055,025	Ps.	545,329	Ps.	1,090,966	Ps.	2,092,070	Ps.	1,032,096	Ps.	12,873,670	Ps.	83,281,627

(1)

Retirements and reclassifications to other accounts include (i) set-up box refurbishment projects that are subsequently reclassified to inventory in order to be assigned or sold to a customer; and (ii) projects in progress related to certain costs that are reclassified to programming when a specific program benefits from those costs.

Schedule of leased technical equipment

	2020		2019
Subscriber leased set-top equipment	Ps.	42,564,180	Ps.	34,923,489
Accumulated depreciation		(26,885,031)		(22,269,138)
	Ps.	15,679,149	Ps.	12,654,351